Financial liabilities designated at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	R$ 57	R$ 318